Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Exempt Party-in-Interest Transactions [Line Items]
Exempt Party-in-Interest Transactions
(6) Exempt Party-in-Interest Transactions
The Plan allows for transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan, including Fastenal. Certain Plan investments are shares of our common stock and we are the Plan sponsor. Therefore, these transactions qualify as exempt party-in-interest transactions.
At December 31, 2025 and 2024, the Plan held 7,888,493 and 7,930,834 shares, respectively, of common stock of Fastenal (share information as of December 31, 2024 has been adjusted to reflect a two-for-one stock split effective at the close of business on May 21, 2025). During the year ended December 31, 2025, the Plan made purchases of $51,353,932 and sales of $53,356,148 of our stock. During the year ended December 31, 2025, the Plan recorded gross dividend income of $6,869,846.